Business Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Business Segments [Abstract]
Schedule of Reportable Segments

The following is a summary of certain financial data for each of the Company’s reportable segments:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Capital Markets segment:
Revenues – Services and fees	$65,352	$30,437	$129,652	$141,026
Trading gains (losses), net	44,951	(1,908)	50,648	(52,787)
Fair value adjustment on loans	1,299	(71,477)	(5,997)	(259,260)
Interest income – loans	2,094	11,251	9,143	51,894
Interest income – securities lending	2,523	7,007	5,487	69,614
Total revenues	116,219	(24,690)	188,933	(49,513)
Employee compensation and benefits	(39,554)	(18,397)	(91,600)	(92,134)
Professional services	(1,192)	(1,225)	(5,100)	(3,280)
Occupancy-related costs	(1,601)	(2,061)	(5,392)	(6,101)
Other selling, general and administrative expenses	(10,525)	(8,770)	(35,860)	(31,968)
Interest expense – Securities lending and loan participations sold	(2,094)	(6,359)	(4,781)	(65,055)
Depreciation and amortization	(555)	(817)	(1,938)	(2,333)
Segment income (loss)	60,698	(62,319)	44,262	(250,384)
Wealth Management segment:
Revenues – Services and fees	34,342	49,389	114,429	150,153
Trading gains (losses), net	8,061	670	13,873	2,561
Total revenues	42,403	50,059	128,302	152,714
Employee compensation and benefits	(30,995)	(40,546)	(94,164)	(120,269)
Professional services	(749)	(904)	(1,740)	(1,848)
Occupancy-related costs	(3,137)	(2,589)	(11,132)	(8,721)
Other selling, general and administrative expenses	65	(4,195)	(11,857)	(14,601)
Depreciation and amortization	(397)	(1,045)	(1,814)	(3,148)
Segment income	7,190	780	7,595	4,127
Communications segment:
Revenues – Services and fees	59,363	66,241	183,268	225,055
Revenues – Sale of goods	1,003	1,318	3,775	4,079
Total revenues	60,366	67,559	187,043	229,134
Direct cost of services	(27,914)	(36,253)	(90,112)	(131,346)
Cost of goods sold	(1,026)	(1,350)	(4,260)	(4,323)
Employee compensation and benefits	(6,913)	(7,828)	(21,013)	(25,667)
Professional services	(463)	(1,112)	(2,050)	(3,713)
Occupancy-related costs	(1,889)	(2,351)	(5,861)	(7,683)
Other selling, general and administrative expenses	(5,329)	(5,374)	(16,673)	(17,073)
Restructuring charge	—	(116)	—	(379)
Depreciation and amortization	(4,792)	(4,868)	(14,375)	(16,750)
Segment income	12,040	8,307	32,699	22,200
	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Consumer Products segment:
Revenues – Sale of goods	46,967	49,793	132,354	152,739
Cost of goods sold	(33,607)	(36,406)	(98,267)	(109,270)
Employee compensation and benefits	(8,941)	(9,701)	(28,002)	(30,117)
Professional services	(1,060)	(2,686)	(3,035)	(6,702)
Occupancy-related costs	(1,465)	(1,658)	(4,398)	(4,836)
Other selling, general and administrative expenses	(1,144)	(914)	(3,547)	(3,947)
Depreciation and amortization	(1,896)	(1,934)	(5,760)	(5,862)
Restructuring charge	(184)	—	(220)	(546)
Impairment of goodwill and tradenames	—	—	(1,500)	(27,681)
Segment loss	(1,330)	(3,506)	(12,375)	(36,222)
E-Commerce segment:
Revenues – Services and fees	—	5,233	3,469	7,964
Revenues – Sale of goods	—	3,749	3,528	6,014
Total revenues	—	8,982	6,997	13,978
Direct cost of services	—	(2,953)	(1,552)	(4,543)
Cost of goods sold	—	(2,128)	(3,131)	(3,738)
Employee compensation and benefits	—	(4,554)	(3,153)	(7,107)
Professional services	—	(1,656)	(2,141)	(2,663)
Occupancy-related costs	—	(759)	(642)	(1,795)
Other selling, general and administrative expenses	—	(1,568)	(2,454)	(2,639)
Depreciation and amortization	—	(552)	(38)	(922)
Segment loss	—	(5,188)	(6,114)	(9,429)
Consolidated operating income (loss) from reportable segments	78,598	(61,926)	66,067	(269,708)
All Other:
Revenues – Services and fees	11,147	23,273	42,304	67,365
Revenues – Sale of goods	305	388	1,146	1,422
Total revenues	11,452	23,661	43,450	68,787
Direct cost of services	(3,377)	(10,453)	(15,543)	(32,119)
Cost of goods sold	(368)	(428)	(1,189)	(1,566)
Employee compensation and benefits	(3,598)	(5,541)	(12,918)	(17,049)
Professional services	(483)	(754)	(1,713)	(2,172)
Occupancy-related costs	(1,685)	(2,634)	(5,620)	(7,799)
Other selling, general and administrative expenses	(2,294)	(3,133)	(9,026)	(8,971)
Depreciation and amortization	(597)	(1,698)	(2,625)	(4,289)
	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Corporate:
Revenues – Services and fees	464	—	2,157	—
Employee compensation and benefits	(7,038)	(10,695)	(27,318)	(35,243)
Professional services	(7,937)	(7,538)	(25,984)	(24,110)
Occupancy-related costs	(1,746)	(2,123)	(5,081)	(6,058)
Other selling, general and administrative expenses	4,215	1,256	10,905	9,995
Depreciation and amortization	(197)	(151)	(530)	(454)
Restructuring charge	—	—	(285)	—
Operating income (loss)	65,409	(82,157)	14,747	(330,756)
Interest income	1,491	1,432	3,469	2,892
Dividend income	564	675	821	4,139
Realized and unrealized gains (losses) on investments	32,756	(22,197)	28,472	(212,362)
Change in fair value of financial instruments and other	(3,314)	—	9,492	—
Gain on sale and deconsolidation of businesses	—	476	86,213	790
Gain on senior note exchange	12,222	—	67,208	—
Income from equity investments	9,193	6	34,244	12
Loss on extinguishment of debt	(950)	(5,900)	(21,643)	(5,780)
Interest expense:
Capital Markets segment	—	(153)	(49)	(465)
Communications segment	(1,475)	(2,040)	(4,688)	(7,057)
Consumer Products segment	(656)	(1,001)	(1,516)	(3,446)
E-Commerce segment	—	(390)	(396)	(647)
Corporate and other	(16,638)	(29,412)	(66,036)	(90,580)
Interest expense	(18,769)	(32,996)	(72,685)	(102,195)
Income (loss) from continuing operations before income taxes	98,602	(140,661)	150,338	(643,260)
Provision for income taxes	(1,183)	(9,950)	(1,194)	(17,803)
Income (loss) from continuing operations	97,419	(150,611)	149,144	(661,063)
(Loss) income from discontinued operations, net of income taxes	(1,866)	(136,987)	70,841	(108,270)
Net income (loss)	95,553	(287,598)	219,985	(769,333)
Net income (loss) attributable to noncontrolling interests	4,470	(3,201)	(594)	(2,167)
Net income (loss) attributable to Registrant	91,083	(284,397)	220,579	(767,166)
Preferred stock dividends	2,015	2,015	6,045	6,045
Net income (loss) available to common shareholders	$89,068	$(286,412)	$214,534	$(773,211)

The following is a summary of certain financial data for each of the Company’s reportable segments:

	Year Ended December 31,
	2024	2023
Capital Markets segment:
Revenues – Services and fees	$192,499	$249,036
Trading (loss) income	(60,285)	16,845
Fair value adjustments on loans	(325,498)	20,225
Interest income – loans	54,141	123,244
Interest income – securities lending	70,862	161,652
Total revenues	(68,281)	571,002
Employee compensation and benefits	(123,520)	(154,514)
Professional services	(4,012)	(18,967)
Occupancy-related costs	(8,189)	(9,242)
Other selling, general and administrative expenses	(42,823)	(42,270)
Interest expense – Securities lending and loan participations sold	(66,128)	(145,435)
Depreciation and amortization	(3,155)	(3,998)
Impairment of tradenames	—	(1,733)
Segment (loss) income	(316,108)	194,843

Wealth Management segment:
Revenues – Services and fees	197,468	193,487
Trading income	3,278	4,758
Total revenues	200,746	198,245
Employee compensation and benefits	(156,715)	(152,309)
Professional services	(2,814)	(3,127)
Occupancy-related costs	(11,464)	(13,935)
Other selling, general and administrative expenses	(19,146)	(21,408)
Restructuring charge	—	(61)
Depreciation and amortization	(4,177)	(4,308)
Segment income (loss)	6,430	3,097

Communications segment:
Revenues – Services and fees	289,435	330,952
Revenues – Sale of goods	5,589	6,737
Total revenues	295,024	337,689
Direct cost of services	(165,302)	(183,993)
Cost of goods sold	(6,088)	(7,848)
Employee compensation and benefits	(33,351)	(43,090)
Professional services	(5,022)	(3,743)
Occupancy-related costs	(9,919)	(11,629)
Other selling, general and administrative expenses	(24,244)	(25,180)
Depreciation and amortization	(21,548)	(25,941)
Restructuring charge	(379)	(1,540)
Segment income	29,171	34,725
	Year Ended December 31,
	2024	2023
Consumer Products segment:
Revenues – Sale of goods	202,597	233,202
Cost of goods sold	(152,625)	(164,635)
Employee compensation and benefits	(39,650)	(41,065)
Professional services	(8,544)	(10,020)
Occupancy-related costs	(6,518)	(6,606)
Other selling, general and administrative expenses	(6,812)	(9,538)
Depreciation and amortization	(7,991)	(9,918)
Impairment of goodwill and other intangible assets	(31,681)	(68,600)
Restructuring charge	(1,143)	(530)
Segment (loss) income	(52,367)	(77,710)

E-Commerce segment:
Revenues – Services and fees	$13,855	$—
Revenues – Sale of goods	10,646	—
Total revenues	24,501	—
Direct cost of services	(6,449)	—
Cost of goods sold	(6,959)	—
Employee compensation and benefits	(10,732)	—
Professional services	(3,681)	—
Occupancy-related costs	(2,403)	—
Other selling, general and administrative expenses	(7,025)	—
Depreciation and amortization	(1,469)	—
Impairment of goodwill and other intangible assets	(73,692)	—
Segment loss	(87,909)	—
Consolidated operating (loss) income from reportable segments	(420,783)	154,955

All Other:
Revenues – Services and fees	89,449	47,992
Revenues – Sale of goods	1,787	364
Total revenues	91,236	48,356
Direct cost of services	(42,150)	(30,072)
Cost of goods sold	(1,962)	(353)
Employee compensation and benefits	(22,491)	(11,252)
Professional services	(2,950)	(2,433)
Occupancy-related costs	(10,085)	(3,723)
Other selling, general and administrative expenses	(13,208)	(6,300)
Depreciation and amortization	(5,989)	(3,971)
	Year Ended December 31,
	2024	2023
Corporate:
Revenues – Services and fees	598	—
Employee compensation and benefits	(45,156)	(57,614)
Professional services	(32,200)	(16,136)
Occupancy-related costs	(8,036)	(7,659)
Other selling, general and administrative expenses	16,233	15,972
Depreciation and amortization	(604)	(749)
Operating (loss) income	(497,547)	79,021
Interest income	3,600	3,859
Dividend income	4,462	12,747
Realized and unrealized losses on investments	(263,686)	(162,053)
Change in fair value of financial instruments and other	4,777	(3,998)
Gain on bargain purchase	—	15,903
Income (loss) from equity method investments	31	(152)
Loss on extinguishment of debt	(18,725)	(5,409)

Interest expense:
Capital Markets segment	(633)	(14,986)
Communications segment	(9,288)	(11,573)
Consumer Products segment	(4,261)	(7,924)
E-Commerce segment	(1,056)	—
Corporate and other	(118,070)	(121,757)
Interest expense	(133,308)	(156,240)
Loss from continuing operations before income taxes	(900,396)	(216,322)
(Provision for) benefit from income taxes	(22,013)	39,115
Loss from continuing operations	(922,409)	(177,207)
Income from discontinued operations, net of income taxes	147,470	71,576
Net loss	(774,939)	(105,631)
Net (loss) income attributable to noncontrolling interests and redeemable noncontrolling interests	(10,665)	(5,721)
Net loss attributable to Registrant	(764,274)	(99,910)
Preferred stock dividends	8,060	8,057
Net loss available to common shareholders	$(772,334)	$(107,967)

Schedule of Revenues by Geographical Area

The following table presents revenues by geographical area:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Services and fees
North America	$170,668	$174,573	$475,279	$591,563
Trading gains (losses), net
North America	53,012	(1,238)	64,521	(50,226)
Fair value adjustments on loans
North America	1,299	(71,477)	(5,997)	(259,260)
Interest income – loans
North America	2,094	11,251	9,143	51,894
Interest income – securities lending
North America	2,523	7,007	5,487	69,614
Sale of goods
North America	25,166	30,218	73,985	87,984
Australia	2,189	2,735	6,871	9,196
Europe, Middle East, and Africa	13,270	14,556	38,240	41,508
Asia	6,084	5,540	16,361	18,674
Latin America	1,566	2,199	5,346	6,892
Total – Sale of goods	48,275	55,248	140,803	164,254
Total Revenues
North America	254,762	150,334	622,418	491,569
Australia	2,189	2,735	6,871	9,196
Europe, Middle East, and Africa	13,270	14,556	38,240	41,508
Asia	6,084	5,540	16,361	18,674
Latin America	1,566	2,199	5,346	6,892
Total Revenues	$277,871	$175,364	$689,236	$567,839

The following table presents revenues by geographical area:

	Year Ended December 31,
	2024	2023
Revenues
Services and fees
North America	$783,304	$821,467
Trading loss (income)
North America	(57,007)	21,603
Fair value adjustments on loans
North America	(325,498)	20,225
Interest income – loans
North America	54,141	123,244
Interest income – securities lending
North America	70,862	161,652
Sale of goods
North America	118,676	126,297
Australia	12,305	11,878
Europe, Middle East, and Africa	55,517	65,596
Asia	24,736	26,790
Latin America	9,385	9,742
Total – Sale of goods	220,619	240,303
Total Revenues
North America	644,478	1,274,488
Australia	12,305	11,878
Europe, Middle East, and Africa	55,517	65,596
Asia	24,736	26,790
Latin America	9,385	9,742
Total Revenues	$746,421	$1,388,494

Schedule of Long-Lived Assets by Geographic Areas

The following table presents long-lived assets, which consists of property and equipment, net, by geographical area:

	September 30, 2025	December 31, 2024
Long-lived Assets – Property and Equipment, net:
North America	$17,863	$18,327
Europe	118	217
Asia Pacific	57	81
Australia	46	54
Total	$18,084	$18,679

The following table presents long-lived assets, which consist of property and equipment, net, by geographical area:

	December 31, 2024	December 31, 2023
Long-lived Assets – Property and Equipment, net:
North America	$18,327	$24,163
Europe	217	396
Asia Pacific	81	133
Australia	54	83
Total	$18,679	$24,775